COMMITMENTS AND CONTINGENCIES	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Rental Payments under Non-cancellable Operating Leases

The Company has a lease for a sales office and showroom in Lenexa, Kansas which expires in January 2026, and an annually renewable lease for manufacturing and warehouse space in Chanute, Kansas. The following is a schedule, by year, of the future minimum rental payments under the lease:

Year ended December 31,

2021	158,029
2022	72,638
2023	74,112
2024	75,362
2025	76,390
Subsequent	19,162
Total	$475,693

Rent costs totaled approximately $138,271 and $106,086 for nine-month periods ended September 30, 2021, and 2020, respectively.

NOTE 13 – COMMITMENTS AND CONTINGENCIES

Rental Payments under Non-cancelable Operating Leases

The Company has a lease for warehouse and shipping space in Lenexa, Kansas which expires in January 2026. And an annually renewable lease for manufacturing and warehouse space in Chanute, Kansas. The following is a schedule, by year, of the future minimum rental payments under the lease:

Year ended December 31,

2021	158,029
2022	72,638
2023	74,112
2024	75,362
2025	76,390
Subsequent	19,162
Total	$475,693

Rent costs totaled approximately $159,120 and $121,992 for years ended December 31, 2020 and 2019, respectively.